Annual Operating Expenses - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2015 Fund - Fidelity Advisor Freedom Blend 2015 Fund - Class Z6	May 30, 2023
Operating Expenses:
Management fee	0.22%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.22%	[1]

[1]	A Adjusted to reflect current fees.